Intangible Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Intangible Assets
Licensed patent rights	$ 826	$ 826	$ 826
Less: accumulated amortization	(457)	(441)	(378)
Total intangible assets, net	$ 369	$ 385	$ 448